ACCOUNTS RECEIVABLE (Schedule Of Activity in the Allowance for Doubtful Accounts) (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	$ 590,991	$ 533,596	$ 443,624
Provisions	655,148	23,783	123,239
Foreign currency translation adjustment	(9,808)	33,612	(33,267)
Ending balance	$ 1,236,331	$ 590,991	$ 533,596